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STEPHANIE CAPISTRON

stephanie.capistron@dechert.com

+1 617 728 7127 Direct

+1 617 275 8364 Fax

January 11, 2024

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Harbor Funds II (the “Registrant”)

File Nos. 333-274946; 811-23907

Dear Sir or Madam:

On behalf of the Registrant, electronically transmitted for filing is Pre-Effective Amendment No. 2 to the Registrant’s registration statement under the Securities Act of 1933, as amended, and Amendment No. 2 to the Registrant’s registration statement under the Investment Company Act of 1940, as amended, on Form N-1A. This filing is being made for the purposes of (i) incorporating comments received from the Securities and Exchange Commission staff in connection with its review of the registration statement and (ii) making certain other changes to the registration statement.

No fee is required in connection with this filing. Please contact me at (617) 728-7127 with any comments or questions concerning this filing. Thank you in advance for your consideration.

Sincerely,

/s/ Stephanie Capistron
Stephanie Capistron